Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Expenses [Abstract]
Salaries, wages and related expenses	$ 933	$ 969	$ 493
Share-based payments	546	709	176
Service Providers Expenses	3,789	2,962	3,511
Research and development expense	$ 5,268	$ 4,640	$ 4,180